LESSOR, OPERATING LEASE, PAYMENT TO BE RECEIVED, FISCAL YEAR MATURITY (Details)	Dec. 31, 2020 USD ($)
Office/Industrial and Retail Properties [Member]
2021	$ 3,259,261
2022	3,406,500
2023	2,564,601
2024	1,211,331
2025	1,526,142
Thereafter	2,477,552
Totals	14,445,387
Model Home Properties [Member]
2021	2,784,108
2022	696,768
Totals	$ 3,480,876